Selling General and Administrative	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Selling, General and Administrative [Abstract]
SELLING, GENERAL AND ADMINISTRATIVE

NOTE 8 – SELLING, GENERAL AND ADMINISTRATIVE

	Nine Months Ended
	September 30, 2014	September 30, 2013
Business development	$551,871	$136,251
Professional services	1,157,360	27,622
Rent	41,359	30,225
Office expense	90,098	34,590
Management salaries	1,279,648	76,629
Total general and administrative	$3,120,336	$308,317

NOTE 9 – SELLING, GENERAL, AND ADMINISTRATIVE

	Year Ended
	December 31, 2013	December 31, 2012

Business development	$147,635	$1,150
Professional fees	116,029	500
Rent	45,450	1,862
Office expense	30,226	2,836
Management salaries	103,129	-
Selling, general, and administrative	$442,469	$6,348